Annual Fund Operating Expenses - Voya Balanced Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2028
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.20%	[1],[2]
Fee Waiver or Reimbursement	(0.37%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	0.83%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	0.95%	[1],[2]
Fee Waiver or Reimbursement	(0.37%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	0.58%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.45%	[1],[2]
Fee Waiver or Reimbursement	(0.37%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	1.08%	[1]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.20%	[1],[2]
Fee Waiver or Reimbursement	(0.37%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	0.83%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund invests in shares of an exchange-traded fund sponsored, managed or sub-advised by the Investment Adviser or an affiliate thereof (an “Affiliated ETF”). The Investment Adviser is contractually obligated to waive the advisory fee in an amount equal to the unitary fee borne by the Fund in respect of the Fund's assets invested in an Affiliated ETF. This waiver shall continue through May 1, 2027 and automatically renew for one-year terms unless the Investment Adviser provides written notice of termination to the Chair of the Board within 90 days of the end of the then-current term and such termination is approved by the Board.
[4]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.82%, 0.57%, 1.07%, and 0.82% for Class A, Class I, Class R, and Class R3 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Funds Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Investors Trust (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.